Income Taxes	3 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 17: — INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Such an elective obligates the Company for three years. Accordingly, commencing taxable year 2003, results for tax purposes are measured in terms of earnings in U.S. dollars. After the initial three-year term, the Company has to make the election on an annual basis. Through taxable year 2012, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

b.	Tax rates applicable to the income of the Israeli companies in the Group:

1.	Generally, Israeli companies are subject to corporate tax on taxable income. On December 6, 2011, the Knesset approved an amendment pursuant to the Law for Change in the Tax Burden (Legislative Amendments) which will apply beginning in 2012. The amendment includes mainly outline stop reduction of corporate tax rates determined in the Economic Efficiency Law, (Legislative Amendments to implement the economic program for 2009 and 2010) and increase the rate of corporation tax, capital gains tax and betterment tax to 25%. Accordingly, the Company adjusted deferred tax assets and liabilities. However; the effective tax rate payable by a company that derives income from an Approved Enterprise, as discussed below, may be considerably less.

2.	Pursuant to another amendment to the Income Tax Ordinance, which became effective in 2003, capital gains are taxed at a reduced rate of 25% from January 1, 2003, instead of the regular corporate tax rate at which such gains were taxed until the aforementioned date. This amendment stipulates that with regard to the sale of assets acquired prior to January 1, 2003, the reduced tax rate will be applicable only for the gain allocated to capital gains earned after the implementation of the amendment, which will be calculated as prescribed by the amendment.

c.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly accelerated depreciation in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of patents and other intangible property rights as deductions for tax purposes.

d.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

The Company’s production facilities in Israel have been granted an “Approved Enterprise” status under the Law. The main benefits arising from such status are tax exempt income for a period of two to four years and reduction in tax rates on income derived from Approved Enterprises for the remaining benefit period. The Company is also a “foreign investors’ company,” as defined by the Law and, as such, is entitled to a 10 or 15 year period of benefits, based on the level of investment, and to a reduction in tax rates to 10% to 25% (based on the percentage of foreign ownership in each tax year) and to accelerated depreciation in respect of machinery and equipment.

The period of tax benefits, described above, is subject to a limit of 12 years from commencement of production or 14 years from the date of receiving the “Approved Enterprise” status, whichever occurs earlier.

The Company has five “Approved Enterprise” plans. Under the approved plans, the undistributed income derived from the Approved Enterprise will be exempt from corporate tax for a period of two to four years, and the Company will be eligible for a reduced tax rate of between 10% and 25% for an additional six to eight years. Notwithstanding the foregoing, the Company’s undistributed income will be eligible for a reduced tax rate for an additional five years. Under the fourth plan, which was approved in September 2011, the undistributed income was exempted from corporate tax for a period of two years following implementation of the plan and the Company will be eligible for a reduced tax rate of between 10% and 25% (based on the percentage of foreign ownership in each tax year) for an additional eight years thereafter. The Company filed a request for an additional five years of reduced tax rates. The fifth plan, is according to the new “Approved Enterprise” plan, which does not need approval and its benefits start in 2010. The undistributed income will be exempt from corporate tax for a period of two years and another eight years of 10% - 25% tax. The first two plans already finished their benefit periods.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Law, regulations published thereunder and the instruments of approval for the specific investments in Approved Enterprises. In the event of failure to comply with these requirements, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of March 31, 2012, management believes that the Company is meeting all of the aforementioned requirements.

The income subject to reduced tax rates, attributable to the Approved Enterprises, cannot be distributed to shareholders without subjecting the Company to additional taxes. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved Enterprises as the undistributed tax exempt income is essentially permanent by reinvestment.

Income from sources other than the Approved and Privileged Enterprise programs is subject to tax at regular Israeli corporate tax rate.

If the retained income subject to reduced tax rates is distributed, it will be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently 10%).

If the Company pays a dividend out of income derived from the Approved Enterprises during the tax exemption period, the Company will be subject to corporate tax in the year the dividend is distributed in respect of the gross amount of dividend distributed.

For the three months ended March 31, 2012, income not eligible for Approved Enterprise benefits mentioned above is taxed at the regular rate of 24% (see g below).

On April 1, 2005, an amendment to the Investment Law came into effect (“the Amendment”) and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Benefited Enterprise, such as provisions generally requiring that at least 25% of the Benefited Enterprise’s income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Amendment provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Company’s existing Approved Enterprises will generally not be subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the new law, will subject the Company to taxes upon distribution or liquidation and the Company may be required to record deferred tax liability with respect to such tax-exempt income. The amendment also added Section 85a which gives the Minister of Finance the authority to legislate regulation which determines the price in international transactions between related parties (known as transfer pricing issue).

On December 29, 2010, new legislation amending the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law’s incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. Certain “Special Industrial Companies” that meet certain criteria (somewhat equivalent to the criteria for the Strategic Investment Track) will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty). The Company did not choose to adopt the new uniform corporate tax rate track.

e.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

f.	On July 24, 2002, Amendment 132 to the Israeli Income Tax Ordinance (“the Ordinance Amendment”) was approved by the Israeli Parliament and came into effect on January 1, 2003. The principal objectives of the Ordinance Amendment were to broaden the categories of taxable income and to reduce the tax rates imposed on employees’ income.

The material consequences of the Ordinance Amendment applicable to the Company include, among other things, imposing a tax on all income of Israeli residents, individuals and corporations, regardless of the territorial source of income, certain modifications in the qualified taxation tracks of employee stock options and the introduction of the “controlled foreign corporation” concept according to which an Israeli company may become subject to Israeli taxes on certain income of a non-Israeli subsidiary, if the subsidiary’s primary source of income is passive income (such as interest, dividends, royalties, rental income or capital gains). An Israeli company that is subject to Israeli taxes on the income of its non-Israeli subsidiaries will receive a credit for income taxes paid by the subsidiary in its country of residence. Since the Company benefits from lower tax rates of an “Approved Enterprise,” such credits are immaterial to its results of operations.

g.	Tax rates applicable to the income of the Company:

The Israeli corporate tax rate is 24% in for the three months ended March 31, 2012 and 24% for the year ended December 31, 2011. However, the Israel Income Tax Authority approved the Israeli companies a special tax year starting January 1, 2011 and ending March 31, 2012 and therefore the applicable tax rate for the 3 months ended March 31, 2012 is 24%.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate in the year of sale.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 (“the Law”) which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

h.	Income from continuing and discontinued operations before income taxes comprises of the following:

	Three months ended March 31,
	2012	2011

Domestic (Israel)	$26,241	$18,045
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	38,953	14,276

Income from continuing and discontinued operations before taxes	$65,194	$32,321

i.	Taxes on income are comprised of the following:

	Three months ended March 31,
	2012	2011

Current taxes	$9,352	$2,451
Prior years’ taxes	4,364	—
Deferred income taxes	4,075	3,917

	$17,791	$6,368

Domestic	$1,730	$1,554
Foreign	16,061	4,814

	$17,791	$6,368

Included within current and deferred income tax expense are benefits relating to investment tax credits at Taro Canada of $613 and $1,954 for the three months ended March 31, 2012 and the year ended December 31, 2011, respectively. Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

j.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Three months ended March 31,
	2012	2011

Statutory tax rate (In Israel)	24%	24%

(Decrease) increase in effective tax rate due to:
Mainly tax benefits from reduced tax rates under benefit programs	(4%)	(9%)
Different tax rates applicable to non-Israeli subsidiaries	1%	4%
Uncertain tax positions, net	(1%)	1%
Taxes from prior years	7%	0%

Effective consolidated tax rate	27%	20%

k.	Current taxes are calculated at the following rates:

	Three months ended March 31,
	2012	2011

On Israeli operations (not including “Approved Enterprise”)	24.0%	24.0%
On U.S. operations *	35.0%	35.0%
On Canadian operations *	25.0%	26.5%
On U.K. operations *	26.5%	28.0%
On Ireland operations *	12.5%	12.5%

*	The U.S., U.K., Irish and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

l.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss carryforward	$11,844	$17,316
Deferred revenue	18,459	21,220
Property, plant, and equipment	1,843	2,261
Accrued expenses	54,087	48,851
Bad debt allowance	37	40
Amortization and impairment	7,222	7,326
Other, net	11,665	11,630

Total deferred tax assets	105,157	108,644
Valuation allowance for deferred tax assets	(13,688)	(13,458)

Net deferred tax assets	91,469	95,186

Deferred tax liabilities:
Property, plant, and equipment	(2,205)	(1,897)
Amortization	—	46
Other, net	(302)	(283)

Total deferred tax liabilities	(2,507)	(2,134)

Net deferred tax assets (liabilities)	$88,962	$93,052

Domestic	$5,655	$4,354
Foreign	83,307	88,698

	$88,962	$93,052

The deferred income taxes are presented in the balance sheet as follows:

	March 31, 2012	December 31, 2011
Among current assets (“other receivables and prepaid expenses”)	$85,020	$82,885
Long-term deferred income tax assets	6,449	12,302
Among short-term liabilities	(302)	(284)
Among long-term liabilities	(2,205)	(1,851)

	$88,962	$93,052

m.	Carryforward tax losses:

1.	The Company:

As of March 31, 2012, one of the Israeli subsidiaries has carryforward tax losses of $1,287.

2.	Canadian subsidiary:

As of March 31, 2012, this subsidiary has no carryforward tax losses.

3.	U.K. subsidiary:

As of March 31, 2012, this subsidiary has carryforward tax losses of $10,632, which may be carried forward and offset against taxable income for an indefinite period in the future. As discussed in Note 2.s, there is a full valuation allowance provided against these losses.

4.	Irish subsidiary:

As of March 31, 2012, this subsidiary has carryforward tax losses of $72,122. Taro Ireland commenced trade in 2006 and therefore has satisfied any expiration deadlines. As discussed in Note 2.s, a full valuation allowance is provided against these losses.

5.	U.S. subsidiary:

As of March 31, 2012, this subsidiary has no carryforward tax losses. The Company’s U.S. subsidiary has been examined by the U.S. tax authorities through 2008; however due to the fact that the U.S. subsidiary had a past net operating loss carryforward, the U.S. subsidiary remained subject to examination by the U.S. tax authorities from 2002 onward, but only to the extent of the amount of the net operating loss carryforward.

6.	Hungarian subsidiary:

As of March 31, 2012, this subsidiary has no carryforward tax losses.

n.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.

o.	At March 31, 2012, deferred income taxes were not provided for on a cumulative total of $215,644 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed. Taro Canada intends to invest these earnings indefinitely in its operations.

p.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.

q.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2003. The Company’s tax provision was adequate to satisfy these assessments. The Company remains subject to examination by the Israeli tax authorities for years 2004 and onward. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

The Company is now in the process of a tax audit for the years 2004-2008, Taro Research Institute Ltd. is now in the process of a tax audit for the years 2006 - 2008, Taro International Ltd. is now in the process of a tax audit for the years 2004-2008.

The Company’s U.S. subsidiary has been examined by U.S. tax authorities through 2008; however, due to the fact that the U.S. subsidiary has a net operating loss carryforward, the U.S. subsidiary remains subject to examination by the U.S. tax authorities only to the extent of the amount of the net operating loss carryforward.

The Company completed its tax assessments with the Canadian tax authorities for the years through 2003. The Company’s tax provision was adequate to satisfy these assessments. Taro Canada has the 2004 and 2005 tax years currently under examination and remains subject to examination by the Canadian tax authorities for years after 2005. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

r.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.s).

	March 31, 2012	December 31, 2011
Unrecognized tax exposure at beginning of year	$14,425	$21,117
Increases as a result of positions taken in prior period	92	7
Decreases as a result of positions taken in prior period	—	(301)
Increases as a result of positions taken in current period	36	635
Decreases as a result of positions taken in current period	(725)	—
Decreases due to settlements with tax authorities	—	(6,994)
Decreases due to expiration of statute of limitations	—	(39)

Unrecognized tax exposure at end of year	$13,828	$14,425

The total amount of interest and penalties recognized on the consolidated statement of operations for the three months ended March 31, 2012 and 2011 were $806 and $554, respectively. The total amount of interest and penalties recognized on the consolidated balance sheet at March 31, 2012 and December 31, 2011 were $4,354 and $3,825, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $13,828 and $14,425 at March 31, 2012 and December 31, 2011, respectively.